RATE-REGULATED BUSINESSES - Narrative (Details) $ in Billions, $ in Billions	1 Months Ended		12 Months Ended
	Sep. 30, 2024 CAD ($)	Apr. 30, 2020	Dec. 31, 2024 USD ($)
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Regulatory liability, amortization period			4 years
Maximum cost recovery and return on investment			$ 1.2
NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity			10.10%
Deemed common equity, percent			40.00%
Regulatory liability, amortization period	5 years
Maximum cost recovery and return on investment	$ 3.3
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity			10.10%
Deemed common equity, percent			40.00%
Unanimous negotiated settlement period		6 years